SHARE CAPITAL (Disclosure of share based payment reserve) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Share-based compensation expense	$ 1,529,934	$ 1,786,453